CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest and fees on loans	$ 13,886	$ 14,375	$ 14,059
Interest on investment securities:
Taxable	515	620	712
Tax-exempt	612	709	749
Federal funds sold	28	41	21
Total interest income	15,041	15,745	15,541
Interest expense
Interest on deposits	2,112	3,518	4,798
Interest on borrowings	0	71	169
Total interest expense	2,112	3,589	4,967
Net interest income	12,929	12,156	10,574
Provision for loan losses	989	1,370	1,484
Net interest income after provision for loan loss	11,940	10,786	9,090
Noninterest income
Service fees and overdraft charges	1,546	1,679	1,849
Gains on security sales, net	0	0	22
Other income	665	768	595
Total noninterest income	2,211	2,447	2,466
Noninterest expenses
Salaries and employee benefits	5,701	5,293	5,046
Premises and equipment	1,281	1,220	1,444
OREO and miscellaneous loan expense	228	342	411
Professional fees	512	411	454
Data processing	198	224	256
Software maintenance	362	318	287
Advertising and promotional	233	213	197
FDIC deposit insurance	291	458	659
Franchise tax	315	285	270
Losses on repossessed asset sales, net	83	271	102
Other operating expense	1,139	1,133	1,240
Total noninterest expense	10,343	10,168	10,366
Income before income taxes	3,808	3,065	1,190
Income tax expense	1,029	742	89
Net income	$ 2,779	$ 2,323	$ 1,101
Basic earnings per common share (in dollars per share)	$ 2.40	$ 2.03	$ 0.97
Diluted earnings per common share (in dollars per share)	$ 2.38	$ 2.03	$ 0.97